SHARE-BASED COMPENSATION (Details 3) - USD ($)	1 Months Ended				12 Months Ended
	Jan. 26, 2016	Oct. 26, 2015	Jul. 26, 2015	Apr. 26, 2015	Feb. 29, 2016	Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	214,080	447,200	101,200	450,000
Weighted average exercise price, Granted	$ 18.32	$ 14.50	$ 16.10	$ 16.10
Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding					0
Number of shares, Granted					1,212,480
Number of shares, Exercised					40,136
Number of shares, Forfeited					49,798
Number of shares, Outstanding					1,122,546	0
Number of shares, Vested and expected to vest					938,194
Number of shares, Exercisable					27,968
Weighted average exercise price, Outstanding					$ 0
Weighted average exercise price, Granted					15.90
Weighted average exercise price, Exercised					16.10
Weighted average exercise price, Forfeited					16.10
Weighted average exercise price, Outstanding					15.88	$ 0
Weighted average exercise price, Vested and expected to vest					15.78
Weighted average exercise price, Exercisable					$ 16.10
Weighted average remaining contractual life (Years), Outstanding					9 years 9 months 7 days	0 years
Weighted average remaining contractual life (Years), Vested and expected to vest					9 years 8 months 16 days
Weighted average remaining contractual life (Years), Exercisable					9 years 2 months 26 days
Aggregate intrinsic value, Outstanding					$ 0
Aggregate intrinsic value, Outstanding					11,216,526	$ 0
Aggregate intrinsic value, Vested and expected to vest					9,473,174
Aggregate intrinsic value, Exercisable					$ 273,527